Supplementary Financial Information on Oil and Natural Gas Exploration, Development and Production Activities (Unaudited) - Changes in Standardized Measure of Future Net Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning balance	$ 872,130	$ 964,000
Net change in price and production costs (a)	(220,100)	(235,300)
Sale of oil and gas, net	(173,400)	(455,600)
Extensions/Discoveries	12,500	0
Purchase of reserves in place	0	531,700
Sales of reserves in place	(15,500)	0
Revisions of previous estimates	(153,900)	(803,900)
Accretion of discount	87,200	146,500
Net change in taxes	0	500,600
Net change in timing and other	63,400	224,300
Ending balance	$ 472,300	872,130
Ownership percentage by noncontrolling owners	50.00%
Consolidated Entities
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Reserves [Roll Forward]
Beginning balance	$ 872,130
Ending balance	$ 472,300	$ 872,130